Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current expense:
Foreign	$ 287	$ 189	$ 27
Total current expense:	287	189	27
Deferred benefit
Foreign	(158)	(48)	0
Total deferred benefit:	(158)	(48)
Total income tax expense:	$ 129	$ 141	$ 27